Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2020	[1]
Continuing operations
Sales	£ 3,841	£ 3,428		£ 3,397
Cost of goods sold	(2,046)	(1,747)		(1,767)
Gross profit	1,795	1,681		1,630
Operating expenses	(1,549)	(1,562)		(1,402)
Other net gains and losses	24	63	[2]	178	[2]
Share of results of joint ventures and associates	1	1		5
Operating profit	271	183	[2]	411	[2]
Finance costs	(71)	(68)	[2]	(107)	[2]
Finance income	123	62	[2]	76	[2]
Profit before tax	323	177	[2],[3]	380	[2],[3]
Income tax	(79)	1	[2]	(50)	[2]
Profit for the year	244	178		330
Attributable to:
Equity holders of the company	242	177		330
Non-controlling interest	£ 2	£ 1		£ 0
Earnings per share attributable to equity holders of the company during the year (expressed in pence per share)
- basic	£ 0.328	£ 0.235		£ 0.436
- diluted	£ 0.328	£ 0.233		£ 0.436

[1]	Comparative balances have been restated – see Note 1b.
[2]	Comparative balances have been restated to reflect the move between operating segments.
[3]	Comparative balances have been restated – see Note 1b. In addition, the Group has changed the presentation of the consolidated cash flow statement with the aim of simplifying for the reader. The reconciliation to net cash generated from operations is now presented above and certain line items have been aggregated and disaggregated. There has been no change to the classification of cash flows as operating, investing and financing.